Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	5 Months Ended	6 Months Ended	0 Months Ended	1 Months Ended	4 Months Ended	1 Months Ended		0 Months Ended		0 Months Ended
	Dec. 31, 2013	Jan. 22, 2014	May 13, 2014 Subsequent Event [Member]	Jan. 22, 2014 Subsequent Event [Member]	Apr. 23, 2014 Subsequent Event [Member]
Mar. 31, 2014
Subsequent Event [Member]
Note Payable, 160 million US, 5-year, 3 percent [Member]
Phillips 66 [Member]
Gold Line Products System and Medford Spheres [Member]
Assignment, Assumption and Modification of Note (the Assumption Agreement) [Member]

Mar. 01, 2014
Subsequent Event [Member]
Note Payable, 160 million US, 5-year, 3 percent [Member]
Phillips 66 [Member]
Gold Line Products System and Medford Spheres [Member]
Assignment, Assumption and Modification of Note (the Assumption Agreement) [Member]
								Feb. 13, 2014 Cash Distribution [Member]	Dec. 31, 2013 Cash Distribution [Member]	May 13, 2014 Cash Distribution [Member] Subsequent Event [Member]	Feb. 13, 2014 Cash Distribution [Member] Subsequent Event [Member]
Note payable to a subsidiary of Phillips 66						$ 160
Per annum interest rate of note payable, percent							3.00%
First quarter cash distribution declared, per unit				$ 0.2248	$ 0.2743				$ 0.1548
Distributions declared in total	11.1 [1]	27.3		16.2	21.1
Distribution paid, per unit										$ 0.2743	$ 0.2248
Total distribution paid			$ 21.1					$ 16.2

[1]	Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.